Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - Expected credit losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	R$ 688,978	R$ 584,831
Expected credit loss, beginning balance	584,831
Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	122,241	84,081
Increase (decrease) in allowance account for credit losses of financial assets	246,618	238,690
Increase (Decrease) in Write-Off for credit losses of financial assets	0	(6,975)
Expected credit loss, beginning balance	84,081	39,795
Increase (Decrease) in Business Combination for credit losses of financial assets		31,802
Stage 1 to Stage 2	(63,036)	(68,522)
Stage 1 to Stage 3	(148,979)	(152,070)
Stage 2 to Stage 1	3,427	1,360
Stage 3 to Stage 1	130	1
Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	95,689	80,899
Increase (decrease) in allowance account for credit losses of financial assets	72,933	42,692
Increase (Decrease) in Write-Off for credit losses of financial assets	0	(10,202)
Expected credit loss, beginning balance	80,899	9,084
Increase (Decrease) in Business Combination for credit losses of financial assets		810
Stage 1 to Stage 2	63,036	68,522
Stage 2 to Stage 1	(3,427)	(1,360)
Stage 2 to Stage 3	(117,936)	(28,664)
Stage 3 to Stage 2	184	17
Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	234,099	186,048
Increase (decrease) in allowance account for credit losses of financial assets	(34,201)
Increase (Decrease) in Write-Off for credit losses of financial assets	(184,349)
Expected credit loss, beginning balance	186,048
Stage 1 to Stage 3	148,979
Stage 2 to Stage 3	117,936
Stage 3 to Stage 1	(130)
Stage 3 to Stage 2	(184)
Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	452,029	351,028
Increase (decrease) in allowance account for credit losses of financial assets	285,350	317,029
Increase (Decrease) in Write-Off for credit losses of financial assets	(184,349)	(92,172)
Expected credit loss, beginning balance	351,028	78,273
Increase (Decrease) in Business Combination for credit losses of financial assets		47,898
On-balance exposures [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	665,891	566,700
Expected credit loss, beginning balance	566,700
On-balance exposures [Member] | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	110,977	75,919
Increase (decrease) in allowance account for credit losses of financial assets	238,269	230,626
Increase (Decrease) in Write-Off for credit losses of financial assets	0	(6,975)
Expected credit loss, beginning balance	75,919	34,995
Increase (Decrease) in Business Combination for credit losses of financial assets		27,499
Stage 1 to Stage 2	(57,266)	(63,095)
Stage 1 to Stage 3	(148,947)	(148,305)
Stage 2 to Stage 1	2,872	1,173
Stage 3 to Stage 1	130	1
On-balance exposures [Member] | Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	87,885	74,696
Increase (decrease) in allowance account for credit losses of financial assets	76,541	43,159
Increase (Decrease) in Write-Off for credit losses of financial assets	0	(10,202)
Expected credit loss, beginning balance	74,696	7,656
Increase (Decrease) in Business Combination for credit losses of financial assets		807
Stage 1 to Stage 2	57,266	63,095
Stage 2 to Stage 1	(2,872)	(1,173)
Stage 2 to Stage 3	(117,930)	(28,663)
Stage 3 to Stage 2	184	17
On-balance exposures [Member] | Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	230,079	182,281
Increase (decrease) in allowance account for credit losses of financial assets	(34,416)	(3,226)
Increase (Decrease) in Write-Off for credit losses of financial assets	(184,349)	(20,891)
Expected credit loss, beginning balance	182,281	14,181
Increase (Decrease) in Business Combination for credit losses of financial assets		15,268
Stage 1 to Stage 2		148,304
Stage 1 to Stage 3	148,947
Stage 2 to Stage 1		(1)
Stage 2 to Stage 3	117,930	(17)
Stage 3 to Stage 1	(130)
Stage 3 to Stage 2	(184)	28,663
On-balance exposures [Member] | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	428,941	332,896
Increase (decrease) in allowance account for credit losses of financial assets	280,394	270,560
Increase (Decrease) in Write-Off for credit losses of financial assets	(184,349)	(38,068)
Expected credit loss, beginning balance	332,896	56,831
Increase (Decrease) in Business Combination for credit losses of financial assets		43,573
Financial assets at fair value through other comprehensive income, category [member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	15,622	12,199
Expected credit loss, beginning balance	12,199
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	15,622	12,199
Expected credit loss, beginning balance	12,199
Financial assets at fair value through other comprehensive income, category [member] | Stage 1 | Securities [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	15,622	12,199
Increase (decrease) in allowance account for credit losses of financial assets	3,423	4,122
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Expected credit loss, beginning balance	12,199	8,077
Increase (Decrease) in Business Combination for credit losses of financial assets
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 to Stage 1	0	0
Financial assets at fair value through other comprehensive income, category [member] | Consolidated Stages | Securities [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	15,622	12,199
Increase (decrease) in allowance account for credit losses of financial assets	3,423	4,122
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Expected credit loss, beginning balance	12,199	8,077
Increase (Decrease) in Business Combination for credit losses of financial assets		0
Financial assets at amortised cost, category [member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	650,269	554,501
Expected credit loss, beginning balance	554,501
Financial assets at amortised cost, category [member] | Securities [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	13,962	6,072
Expected credit loss, beginning balance	6,072
Financial assets at amortised cost, category [member] | Securities purchased under agreements to sell [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	2,364	2,803
Expected credit loss, beginning balance	2,803
Financial assets at amortised cost, category [member] | Stage 1 | Securities [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	13,962	6,072
Increase (decrease) in allowance account for credit losses of financial assets	7,890	3,148
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Expected credit loss, beginning balance	6,072	2,924
Increase (Decrease) in Business Combination for credit losses of financial assets		0
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 to Stage 1	0	0
Financial assets at amortised cost, category [member] | Stage 1 | Securities purchased under agreements to sell [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	2,364	2,803
Increase (decrease) in allowance account for credit losses of financial assets	(439)	122
Increase (Decrease) in Write-Off for credit losses of financial assets	0
Expected credit loss, beginning balance	2,803	2,681
Increase (Decrease) in Business Combination for credit losses of financial assets
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 to Stage 1	0	0
Financial assets at amortised cost, category [member] | Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss		186,048
Increase (decrease) in allowance account for credit losses of financial assets		35,647
Increase (Decrease) in Write-Off for credit losses of financial assets		(74,996)
Expected credit loss, beginning balance	186,048	29,395
Increase (Decrease) in Business Combination for credit losses of financial assets		15,286
Stage 1 to Stage 2		152,070
Stage 2 to Stage 1		(1)
Stage 2 to Stage 3		(17)
Stage 3 to Stage 2		28,664
Financial assets at amortised cost, category [member] | Consolidated Stages | Securities [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	13,962	6,072
Increase (decrease) in allowance account for credit losses of financial assets	7,890	3,148
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Expected credit loss, beginning balance	6,072	2,924
Increase (Decrease) in Business Combination for credit losses of financial assets		0
Financial assets at amortised cost, category [member] | Consolidated Stages | Securities purchased under agreements to sell [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	2,364	2,803
Increase (decrease) in allowance account for credit losses of financial assets	(439)	122
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Expected credit loss, beginning balance	2,803	2,681
Increase (Decrease) in Business Combination for credit losses of financial assets		0
Off-Balance Exposures [Member]
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	23,087	18,131
Expected credit loss, beginning balance	18,131
Off-Balance Exposures [Member] | Stage 1
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	11,264	8,162
Increase (decrease) in allowance account for credit losses of financial assets	8,349	8,064
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Expected credit loss, beginning balance	8,162	4,800
Increase (Decrease) in Business Combination for credit losses of financial assets		4,303
Stage 1 to Stage 2	(5,770)	(5,427)
Stage 1 to Stage 3	(32)	(3,765)
Stage 2 to Stage 1	555	187
Stage 3 to Stage 1	0	0
Off-Balance Exposures [Member] | Stage 2
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	7,804	6,203
Increase (decrease) in allowance account for credit losses of financial assets	(3,608)	(467)
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Expected credit loss, beginning balance	6,203	1,428
Increase (Decrease) in Business Combination for credit losses of financial assets		3
Stage 1 to Stage 2	5,770	5,427
Stage 2 to Stage 1	(555)	(187)
Stage 2 to Stage 3	(6)	(1)
Stage 3 to Stage 2	0	0
Off-Balance Exposures [Member] | Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	4,020	3,767
Increase (decrease) in allowance account for credit losses of financial assets	215	(18)
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Expected credit loss, beginning balance	3,767	0
Increase (Decrease) in Business Combination for credit losses of financial assets		18
Stage 1 to Stage 2		3,766
Stage 1 to Stage 3	32
Stage 2 to Stage 1		0
Stage 2 to Stage 3	6	0
Stage 3 to Stage 1	0
Stage 3 to Stage 2	0	1
Off-Balance Exposures [Member] | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss	23,088	18,132
Increase (decrease) in allowance account for credit losses of financial assets	4,956	7,579
Increase (Decrease) in Write-Off for credit losses of financial assets	0	0
Expected credit loss, beginning balance	18,132	6,228
Increase (Decrease) in Business Combination for credit losses of financial assets		4,325
Other off-balance exposures [Member] | Stage 3
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss		0
Increase (decrease) in allowance account for credit losses of financial assets		38,891
Increase (Decrease) in Write-Off for credit losses of financial assets		(54,105)
Expected credit loss, beginning balance	0	15,214
Increase (Decrease) in Business Combination for credit losses of financial assets		0
Stage 1 to Stage 2		0
Stage 2 to Stage 1		0
Stage 2 to Stage 3		0
Stage 3 to Stage 2		0
Other off-balance exposures [Member] | Consolidated Stages
Changes in allowance account for credit losses of financial assets [abstract]
Expected Credit Loss		0
Increase (decrease) in allowance account for credit losses of financial assets		38,890
Increase (Decrease) in Write-Off for credit losses of financial assets		(54,104)
Expected credit loss, beginning balance	R$ 0	15,214
Increase (Decrease) in Business Combination for credit losses of financial assets		R$ 0